Share capital and share based payments - Disclosure of Changes in Share Capital (Details) - EUR (€)																					12 Months Ended
	Dec. 31, 2023	Dec. 15, 2023	Oct. 03, 2023	Sep. 18, 2023	Jul. 06, 2023	Apr. 14, 2023	Dec. 31, 2022	Dec. 16, 2022	Nov. 07, 2022	Oct. 03, 2022	Jul. 25, 2022	Jul. 13, 2022	Apr. 22, 2022	Feb. 14, 2022	Dec. 31, 2021	Aug. 06, 2021	Jul. 22, 2021	Jul. 19, 2021	Jul. 07, 2021	Jun. 04, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in the share capital
Balance at beginning of period																					€ 54,151,000	€ 107,440,000	€ 155,976,000
Nominal value (in EUR per share)	€ 0.05						€ 0.05							€ 0.05	€ 0.05						€ 0.05	€ 0.05	€ 0.05	€ 0.05
Exercise and subscription of equity instruments																					€ 395,000	€ 202,000	€ 499,000
Exercise and subscription of equity instruments (in shares)																					648,489	669,442	555,770
Share-based payment																					€ 4,256,000	€ 4,249,000	€ 2,617,000
Balance at end of period	€ 51,901,000						€ 54,151,000								€ 107,440,000						€ 51,901,000	€ 54,151,000	€ 107,440,000
Exercise of share warrants
Disclosure of changes in the share capital
Nominal value (in EUR per share)					€ 0.05	€ 0.05					€ 0.05			0.05		€ 0.05	€ 0.05		€ 0.05	€ 0.05
Common shares
Disclosure of changes in the share capital
Nominal value (in EUR per share)						0.05			€ 0.05						€ 0.05			€ 0.05					€ 0.05
Definitive acquisition of free shares
Disclosure of changes in the share capital
Nominal value (in EUR per share)			€ 0.05			€ 0.05						€ 0.05	€ 0.05	€ 0.05	€ 0.05		€ 0.05						€ 0.05
Subsciption of share warrants
Disclosure of changes in the share capital
Nominal value (in EUR per share)		€ 0						€ 0
Common shares
Disclosure of changes in the share capital
Balance at beginning of period (in shares)																					80,212,069	79,542,627	78,986,490
Nominal value (in EUR per share)	€ 0.05																				€ 0.05
Exercise and subscription of equity instruments (in shares)														46,320
Balance at end of period (in shares)	80,860,563						80,212,069								79,542,627						80,860,563	80,212,069	79,542,627
Common shares | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)					66,410	14,550					125,748			750		200,000	12,500		4,440	30,000
Common shares | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)						60,300
Exercise and subscription of equity instruments through conversion (in shares)				650					319,050						36,660			11,050
Common shares | Definitive acquisition of free shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)	215,230					163,293				128,061		13,614	25,000	138,960	213,125		48,362
Common shares | Subsciption of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)		0						0
Preferred shares
Disclosure of changes in the share capital
Balance at beginning of period (in shares)																					14,095	14,095	14,462
Exercise and subscription of equity instruments (in shares)														0
Balance at end of period (in shares)	14,090						14,095								14,095						14,090	14,095	14,095
Preferred shares | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)					0	0					0			0		0	0		0	0
Preferred shares | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)						0
Exercise and subscription of equity instruments through conversion (in shares)				(5)					0						(282)			(85)
Preferred shares | Definitive acquisition of free shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)	0					0				0		0	0	0	0		0
Preferred shares | Subsciption of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)		0						0
Share capital
Disclosure of changes in the share capital
Balance at beginning of period																					€ 4,011,308	€ 3,977,836	€ 3,950,048
Exercise and subscription of equity instruments			€ 6,403.5		€ 3,320.5	€ 11,907.15								€ 2,316							32,000	34,000	28,000
Share-based payment	€ 0						€ 0
Balance at end of period	4,044,000						4,011,308								€ 3,977,836						4,044,000	4,011,308	3,977,836
Share capital | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments					3,321	728					€ 6,287			38		€ 10,000	€ 625		€ 222	€ 1,500
Share capital | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments						3,015
Exercise and subscription of equity instruments through conversion				€ 33					€ 15,953						1,819			€ 548
Share capital | Definitive acquisition of free shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments	10,762					8,165				€ 6,403		€ 681	€ 1,250	6,948	10,656		2,418
Share capital | Subsciption of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments		€ 0						€ 0
Share premium
Disclosure of changes in the share capital
Balance at beginning of period																					379,636,744	375,219,667	372,130,982
Exercise and subscription of equity instruments					142,991.1									187,596							363,000	168,000	471,000
Share-based payment	4,255,748						4,249,113														4,256,000	4,249,000	2,617,000
Balance at end of period	384,255,036						€ 379,636,744								375,219,667						€ 384,255,036	€ 379,636,744	€ 375,219,667
Share premium | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments					€ 142,991	28,955					€ (6,287)			1,493		€ 398,000	21,500		€ 7,637	€ 59,700
Share premium | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments						168,840
Exercise and subscription of equity instruments through conversion				€ (33)					€ (15,953)						(1,819)			€ (548)
Share premium | Definitive acquisition of free shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments	€ (10,762)					(8,165)				€ (6,403)		€ (681)	€ (1,250)	€ (6,948)	€ (10,656)		€ (2,418)
Share premium | Subsciption of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments		€ 47,120						€ 9,995
Share premium | Common shares | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments						€ 28,954.5